SEGMENT REPORTING	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
SEGMENT REPORTING	SEGMENT REPORTING
The Company reports segment information based on the management approach. The management approach designates the internal reporting used by management for making decisions and assessing performance as the source of our reportable segments. Prior to the consummation of the Business Combination, the Predecessor operated its business and reported its results through a single operating and reportable segment. Following the Business Combination, the Company determined that it has two operating and reportable segments: Obagi Skincare and Milk Makeup. See. “Note 3, Business Combinations.”
Obagi Skincare - this segment consists of the business of Obagi. Obagi’s business activities include developing, marketing, and selling skin health products. These assets and activities are conducted by Obagi Global Holdings Limited and its wholly-owned subsidiaries.
Milk Makeup - this segment consists of the business of Milk. Milk’s business activities include developing, marketing, and selling cosmetics, skincare, and other beauty products. Milk generates revenue from the sale of cosmetics to retailers, including off-price retailers, and sales DTC via its website.
Central costs include operating expenses related to corporate overhead expenses such as personnel-related costs, professional fees, interest expense related to the 2022 Credit Agreement, and the change in the fair value of derivatives. These costs are not used in evaluating the results of, or in allocating resources to, the Company’s segments.
The accounting policies of the segments are the same as those described in “Note 2, Summary of Significant Accounting Policies.”
The following is a reconciliation of financial measures of the Company’s segments to the consolidated totals:

	Year ended December 31, 2023			Period from July 28 to December 31, 2022
	Successor			Successor
(In thousands)	Obagi Skincare	Milk Makeup	Total	Obagi Skincare	Milk Makeup	Total

Net revenue	$117,651	$100,487	$218,138	$61,090	$31,283	$92,373
Cost of goods sold	41,069	35,492	76,561	44,973	15,684	60,657
Gross profit	$76,582	$64,995	$141,577	$16,117	$15,599	$31,716

The Company evaluates the performance of its reportable segments based on segment gross profit. Segment gross profit is segment revenue less segment cost of goods sold.
The following table reconciles segment gross profit to net income (loss) before income taxes for the year ended December 31, 2023 (Successor Period):

	Year ended December 31, 2023	Period from July 28 to December 31, 2022
(In thousands)	Successor

Gross profit	$141,577	$31,716
Selling, general and administrative	220,313	88,926
Research and development	3,195	1,796
Loss on impairment of goodwill	—	68,715
Interest expense, net	18,906	6,230
Change in fair value of derivative warrant liabilities	10,337	(6,793)
Other expenses (income), net	1,769	(798)
Loss before income taxes	$(112,943)	$(126,360)
Income tax (benefit) expense	(6,975)	(5,803)
Net loss	$(105,968)	$(120,557)
The Company does not evaluate performance or allocate resources based on segment asset data, and therefore such information is not presented. All of the Company’s and the Predecessor’s long-lived assets are located in the U.S.